Right of use assets and Lease liabilities	12 Months Ended
Dec. 31, 2022
Text Block [Abstract]
Disclosure of leases [text block]
Note 22 Right of use assets and Lease liabilities

Right of use assets

The net book value of lands, buildings, machinery, fixtures and accessories, and other property, pl
ant and equipment corresponds to financial lease contracts. The movement for assets by right of use is as follows:

	Land and buildings	Machinery	Fixtures, accessories and other properties, plants and equipment	Total
	ThCh$	ThCh$	ThCh$	ThCh$
As of January 1, 2021
Historic cost	29,484,749	5,304,754	2,793,335	37,582,838
Accumulated depreciation	(8,560,526)	(2,695,706)	(1,247,254)	(12,503,486)
Book Value	20,924,223	2,609,048	1,546,081	25,079,352
Additions	4,918,674	2,381,913	169,190	7,469,777
Conversion effect historic cost	(52,237)	(95,815)	7,663	(140,389)
Depreciation (*)	(4,592,067)	(2,382,409)	(508,915)	(7,483,391)
Conversion effect depreciation	37,941	49,777	(15,418)	72,300
Others increase (decreased) (1)	1,669,916	1,724,214	(55,796)	3,338,334
Derecognition of assets due to right of use	-	-	(545,706)	(545,706)
Depreciation of disposals of assets for right of use	-	-	545,706	545,706
Changes	1,982,227	1,677,680	(403,276)	3,256,631
Book Value	22,906,450	4,286,728	1,142,805	28,335,983
As of January 1, 2022
Historic cost	34,402,173	10,411,400	1,568,746	46,382,319
Accumulated depreciation	(11,495,723)	(6,124,672)	(425,941)	(18,046,336)
Book Value	22,906,450	4,286,728	1,142,805	28,335,983

As of December 31, 2022
Additions	9,079,630	319,036	2,694,578	12,093,244
Conversion effect historic cost	(1,815,774)	(2,671,663)	31,082	(4,456,355)
Depreciation (*)	(6,777,557)	(1,878,504)	(1,033,172)	(9,689,233)
Conversion effect depreciation	1,059,617	1,514,005	(5,959)	2,567,663
Others increase (decreased) (1)	4,935,759	1,203,792	585,120	6,724,671
Derecognition of assets due to right of use	(977,851)	-	-	(977,851)
Depreciation of disposals of assets for right of use	267,849	-	-	267,849
Changes	5,771,673	(1,513,334)	2,271,649	6,529,988
Book Value	28,678,123	2,773,394	3,414,454	34,865,971
As of December 31, 2022
Historic cost	44,902,809	8,686,624	5,697,398	59,286,831
Accumulated depreciation	(16,224,686)	(5,913,230)	(2,282,944)	(24,420,860)
Book Value	28,678,123	2,773,394	3,414,454	34,865,971
(1)	It corresponds mainly to the financial effect of the application of IAS 29 “Financial Information in Hyperinflationary Economies.
(*)	This amount includes ThCh$ 854,477 ( ThCh $ 702,895 as of December 31, 2021) for depreciation activated by agricultural assets, associated to the cost of sale of wine.

Lease liabilities

Lease libialities that accrue interest classified by type of obligation and by their classification in the Consolidated Statement of Financial Position are the following:

	As of December 31, 2022		As of December 31, 2021
	Current	Non-current	Current	Non-current
	ThCh$	ThCh$	ThCh$	ThCh$
Leases liabilities (1)	9,120,616	31,306,552	6,152,361	29,009,023
Total	9,120,616	31,306,552	6,152,361	29,009,023
(1)	See Note 5 - Risk administration,

The most significant financial lease agreements are as follows:

CCU S.A.

In December, 2004, the Company sold a piece of land previously classified as investment property. As part of the transaction, the Company leased eleven floors of a building under construction on the mentioned piece of land.

The building was completed during 2007, and on June 28, 2007, the Company entered into a 25-years lease agreement with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., for a total amount of UF 688,635,63 with an annual interest rate of 7.07%. The current value of the agreement amounted to ThCh$ 10,403,632 as of December 31, 2007. The agreement also grants CCU the right or option to acquire the assets contained in the agreement (real estate, furniture and facilities) as from month 68 of the lease. The lease rentals committed are according to the conditions prevailing in the market.

At the time of sale, the Company recognized ThCh$ 3,108,950 as a gain for the building portion not leased by the Company and ThCh$ 2,276,677 as a liability that was deferred until completion of the building
.
At this time, the Company recorded the transaction as a financial lease.

On February 28, 2018, the Company carried out an amendment to the contract with Compañía de Seguros de Vida Consorcio Nacional de Seguros S.A., recording a balance debt of UF 608,375, with 2.59% annual interest and maturity on February 5, 2048.

The book value, nominal value, and interest rates of these lease liabilities are as follows:

Current lease liab
il
ities

As of December 31, 2022

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	44,036	133,285	177,321	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	128,118	391,120	519,238	Monthly	3.95
Subtotal							172,154	524,405	696,559
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	174,057	182,644	356,701	Monthly	4.40
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	28,744	28,744	57,488	Monthly	1.48
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,700,536	4,205,015	5,905,551	Monthly	2.17
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	197,018	898,826	1,095,844	Monthly	3.95
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	40,403	120,954	161,357	Monthly	27.44
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	186,839	551,073	737,912	Monthly	41.25
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	27,301	81,903	109,204	Monthly	0.84
Subtotal (leases IFRS )							2,354,898	6,069,159	8,424,057
Total							2,527,052	6,593,564	9,120,616
(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at
nom
ina
l v
alue:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	47,962	142,954	190,916	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	304,093	912,278	1,216,371	Monthly
Subtotal							352,055	1,055,232	1,407,287
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	166,793	193,421	360,214	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	29,691	29,691	59,382	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	1,738,738	4,341,637	6,080,375	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	226,897	983,751	1,210,648	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	70,951	212,358	283,309	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	222,679	656,715	879,394	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	32,678	98,035	130,713	Monthly
Subtotal (leases IFRS )							2,488,427	6,515,608	9,004,035
Total							2,840,482	7,570,840	10,411,322

As of December 31, 2021

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	39,035	119,031	158,066	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	109,227	333,423	442,650	Monthly	3.95
Subtotal							148,262	452,454	600,716
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	252,247	413,615	665,862	Monthly	4.01
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	29,985	89,956	119,941	Monthly	1.48
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	651,005	1,876,663	2,527,668	Monthly	1.28
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	163,500	490,494	653,994	Monthly	3.84
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	42,018	116,631	158,649	Monthly	56.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	331,849	995,551	1,327,400	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	27,294	70,837	98,131	Monthly	10.02
Subtotal (leases IFRS )							1,497,898	4,053,747	5,551,645
Total							1,646,160	4,506,201	6,152,361

(*)
The amount based on the undiscounted contractual flows is
fo
un
d i
n
Note 5 – Risk adminis
tr
ation
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	0 to 3 months	3 months to 1 year	Total	Type of amortization
							ThCh$	ThCh$	ThCh$
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	44,628	132,494	177,122	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	255,151	765,452	1,020,603	Monthly
Subtotal							299,779	897,946	1,197,725
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	300,411	481,610	782,021	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	30,978	92,933	123,911	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	636,959	1,843,058	2,480,017	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	193,593	580,778	774,371	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	78,072	215,497	293,569	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	394,253	1,183,604	1,577,857	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	25,556	76,668	102,224	Monthly
Subtotal (leases IFRS )							1,659,822	4,474,148	6,133,970
Total							1,959,601	5,372,094	7,331,695

Non-current lease liabilities

As of December 31, 2022

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	170,055	52,636	-	222,691	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	1,094,619	1,174,581	18,104,273	20,373,473	Monthly	3.95
Subtotal							1,264,674	1,227,217	18,104,273	20,596,164
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	30,814	-	-	30,814	Monthly	4.40
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	6,590,796	1,694,284	59,998	8,345,078	Monthly	2.17
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	539,308	203,634	875,659	1,618,601	Monthly	3.95
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	132,171	-	-	132,171	Monthly	23.59
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	427,261	-	-	427,261	Monthly	31.26
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	137,381	19,082	-	156,463	Monthly	0.84
Subtotal (leases IFRS )							7,857,731	1,917,000	935,657	10,710,388
Total							9,122,405	3,144,217	19,039,930	31,306,552

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Lease liabilities
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	183,093	53,801	-	236,894	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,432,740	2,432,740	24,530,137	29,395,617	Monthly
Subtotal							2,615,833	2,486,541	24,530,137	29,632,511
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	44,116	-	-	44,116	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	6,874,065	1,807,266	68,691	8,750,022	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	659,316	307,154	1,366,483	2,332,953	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	201,342	-	-	201,342	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	516,106	-	-	516,106	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	168,047	24,299	-	192,346	Monthly
Subtotal (leases IFRS )							8,462,992	2,138,719	1,435,174	12,036,885
Total							11,078,825	4,625,260	25,965,311	41,669,396

As of December 31, 2021

Lease liabilities at book value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization	Interest Rate
							ThCh$	ThCh$	ThCh$	ThCh$		(%)
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	261,722	119,659	-	381,381	Monthly	2.14
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	932,941	1,000,792	16,507,833	18,441,566	Monthly	3.95
Subtotal							1,194,663	1,120,451	16,507,833	18,822,947
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	277,646	-	-	277,646	Monthly	4.01
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	59,971	-	-	59,971	Monthly	1.48
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	3,337,057	925,258	278,559	4,540,874	Monthly	1.28
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	998,760	447,091	1,461,761	2,907,612	Monthly	3.84
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	217,856	-	-	217,856	Monthly	56.00
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	1,994,342	-	-	1,994,342	Monthly	10.00
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	144,630	43,145	-	187,775	Monthly	10.02
Subtotal (leases IFRS )							7,030,262	1,415,494	1,740,320	10,186,076
Total							8,224,925	2,535,945	18,248,153	29,009,023

(*)
The amount based on the undiscounted contractual flows is found in
Note 5 – Risk administration
.

Lease liabilities at nominal value:

							Maturity (*)
Debtor Tax ID	Company	Debtor country	Lending party Tax ID	Creditor name	Creditor country	Currency	Over 1 year to 3 years	Over 3 years to 5 years	Over 5 years	Total	Type of amortization
							ThCh$	ThCh$	ThCh$	ThCh$
Financial leases obligations
79,862,750-3	Transportes CCU Limitada	Chile	97,030,000-7	Banco del Estado de Chile	Chile	UF	283,368	125,536	-	408,904	Monthly
90,413,000-1	Compañía Cervecerías Unidas S.A.	Chile	99,012,000-5	Consorcio Nacional de Seguros S.A.	Chile	UF	2,041,204	2,041,204	21,602,745	25,685,153	Monthly
Subtotal							2,324,572	2,166,740	21,602,745	26,094,057
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	CLP	373,997	-	-	373,997	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	Euros	72,281	-	-	72,281	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	UF	3,369,640	1,079,613	365,886	4,815,139	Monthly
0-E	CCU and subsidiaries	Chile	-	Suppliers of PPE	Chile	USD	1,229,739	624,745	2,233,383	4,087,867	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	ARS	360,458	-	-	360,458	Monthly
0-E	CCU and subsidiaries	Argentina	-	Suppliers of PPE	Argentina	USD	2,396,449	-	-	2,396,449	Monthly
0-E	CCU and subsidiaries	Uruguay	-	Suppliers of PPE	Uruguay	UYU	182,897	56,358	-	239,255	Monthly
Subtotal (leases IFRS )							7,985,461	1,760,716	2,599,269	12,345,446
Total							10,310,033	3,927,456	24,202,014	38,439,503

Below is the detail of future payments and the value of lea
se
liabilities:

	As of December 31, 2022
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	2,840,482	313,430	2,527,052
3 months to 1 year	7,570,840	977,276	6,593,564
Over 1 year to 3 years	11,078,825	1,956,420	9,122,405
Over 3 years to 5 years	4,625,260	1,481,043	3,144,217
Over 5 years	25,965,311	6,925,381	19,039,930
Total	52,080,718	11,653,550	40,427,168

	As of December 31, 2021
	Gross Amount	Interest	Value
	ThCh$	ThCh$	ThCh$
0 to 3 months	1,959,601	313,441	1,646,160
3 months to 1 year	5,372,094	865,893	4,506,201
Over 1 year to 3 years	10,310,033	2,085,108	8,224,925
Over 3 years to 5 years	3,927,456	1,391,511	2,535,945
Over 5 years	24,202,014	5,953,861	18,248,153
Total	45,771,198	10,609,814	35,161,384

Reconciliation of
liabilities arising from financing activities:

	As of December 31, 2021	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2022
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	76,169,204	(73,375,368)	(7,972,184)	46,843,478	14,857,608	28,076	-	78,186,302	134,737,116
Bond payable	8,087,630	(5,975,742)	(18,250,558)	-	26,872,771	1,559,386	-	18,577,599	30,871,086
Lease liabilities	6,152,361	(9,663,757)	(1,792,084)	-	1,721,895	1,093,203	4,796,273	6,812,725	9,120,616
Total others financial liabilities current	90,409,195	(89,014,867)	(28,014,826)	46,843,478	43,452,274	2,680,665	4,796,273	103,576,626	174,728,818
Non-current
Bank borrowings	114,492,596	-	-	49,445,891	-	19,585	-	(79,118,102)	84,839,970
Bond payable	339,740,414	-	-	686,832,951	-	73,687,162	-	(18,577,599)	1,081,682,928
Lease liabilities	29,009,023	-	-	-	-	3,823,816	7,296,971	(8,823,258)	31,306,552
Total others financial liabilities non-current	483,242,033	-	-	736,278,842	-	77,530,563	7,296,971	(106,518,959)	1,197,829,450
Total Other financial liabilities	573,651,228	(89,014,867)	(28,014,826)	783,122,320	43,452,274	80,211,228	12,093,244	(2,942,333)	1,372,558,268

	As of December 31, 2020	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2021
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	37,754,705	(40,651,624)	(5,617,084)	7,274,374	6,543,909	2,102,807	-	68,762,117	76,169,204
Bond payable	7,691,023	(5,399,347)	(7,143,086)	-	6,324,080	532,802	-	6,082,158	8,087,630
Lease liabilities	4,934,639	(7,630,800)	(892,619)	-	1,511,877	712,833	2,651,448	4,864,983	6,152,361
Total others financial liabilities current	50,380,367	(53,681,771)	(13,652,789)	7,274,374	14,379,866	3,348,442	2,651,448	79,709,258	90,409,195
Non-current
Bank borrowings	88,151,400	-	-	92,951,539	-	35,046	-	(66,645,389)	114,492,596
Bond payable	324,725,456	-	-	-	-	21,146,340	-	(6,131,382)	339,740,414
Lease liabilities	27,200,272	-	-	-	-	2,014,722	5,117,917	(5,323,888)	29,009,023
Total others financial liabilities non-current	440,077,128	-	-	92,951,539	-	23,196,108	5,117,917	(78,100,659)	483,242,033
Total Other financial liabilities	490,457,495	(53,681,771)	(13,652,789)	100,225,913	14,379,866	26,544,550	7,769,365	1,608,599	573,651,228

	As of December 31, 2019	Flows			Accrual of interest	Change in foreign currency and unit per adjustment	Increase through new leases	Others	As of December 31, 2020
		Payments		Acquisitions
		Principal	Interest
	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$		ThCh$	ThCh$
Other financial liabilities
Current
Bank borrowings	42,447,438	(90,753,059)	(6,116,509)	72,550,018	6,383,609	(1,118,009)	-	14,361,217	37,754,705
Bond payable	6,744,739	(5,203,248)	(5,906,271)	-	5,714,816	138,255	-	6,202,732	7,691,023
Lease liabilities	4,857,097	(6,857,420)	(641,630)	-	1,257,888	917,429	1,883,967	3,517,308	4,934,639
Total others financial liabilities current	54,049,274	(102,813,727)	(12,664,410)	72,550,018	13,356,313	(62,325)	1,883,967	24,081,257	50,380,367
Non-current
Bank borrowings	99,749,082	-	-	5,559,469	-	307,292	-	(17,464,443)	88,151,400
Bond payable	133,806,947	-	-	191,227,020	-	5,894,221	-	(6,202,732)	324,725,456
Lease liabilities	28,213,259	-	-	-	-	479,576	3,083,854	(4,576,417)	27,200,272
Total others financial liabilities non-current	261,769,288	-	-	196,786,489	-	6,681,089	3,083,854	(28,243,592)	440,077,128
Total Other financial liabilities	315,818,562	(102,813,727)	(12,664,410)	269,336,507	13,356,313	6,618,764	4,967,821	(4,162,335)	490,457,495